Financial instruments - Fair values and risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
FIXED RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 423,255	$ 395,170
VARIABLE RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,309,154	895,514
Financial liabilities | FIXED RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	403,026	377,899
Financial liabilities | VARIABLE RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,309,154	895,514
Financial assets | FIXED RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 20,228	$ 17,271